INCOME TAXES - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Current provision (benefit) for income taxes:
U.S. Federal	$ (4,116)	$ 5,161	$ 0
U.S. State	(120)	204	(11)
Non-U.S.	5,738	7,546	12,668
Total current provision (benefit) for income taxes	1,502	12,911	12,657
Deferred provision (benefit) for income taxes:
U.S. Federal	(199)	2,155	(1,143)
U.S. State	(52)	(414)	53
Non-U.S.	(2,865)	(1,696)	6,950
Total deferred provision (benefit) for income taxes	(3,116)	45	5,860
Total provision for income taxes	$ (1,614)	$ 12,956	$ 18,517